Contingencies and Commitments (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2025 CLP ($)
Legal Proceeding One [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Laboral protection.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 28,603
Legal Proceeding Two [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Lawsuit for unjustified dismissal and collection of employee benefits.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 133,099
Legal Proceeding Three [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Laboral protection.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 67,509
Legal Proceeding Four [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Laboral protection.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 51,203
Legal Proceeding Five [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Lawsuit for unjustified dismissal and collection of employee benefits.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 41,003
Legal Proceeding Six [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Lawsuit for damages.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 211,811
Legal Proceeding Seven [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Lawsuit for unjustified dismissal and collection of employee benefits.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 246,149
Legal Proceeding Eight [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Lawsuit for workplace accident.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 188,585
Legal Proceeding Nine [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Lawsuit for unjustified dismissal.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 632,542
Legal Proceeding Ten [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Lawsuit for unjustified dismissal.
Description of present status of the proceeding	Sentence.
Estimated accrued loss contingency	$ 219,853
Legal Proceeding Eleven [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Trial for indemnity differences.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 150,378
Legal Proceeding Twelve [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Trial for indemnity differences.
Description of present status of the proceeding	Sentence.
Estimated accrued loss contingency	$ 126,615
Legal Proceeding Thirteen [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Civil and Commercial Court
Description of the nature of litigation proceedings	Lawsuit for damages.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 148,563
Legal Proceeding Fourteen [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labour Court
Description of the nature of litigation proceedings	Recognition and payment of indemnity for retirement without just cause and moratorium indemnity.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 30,125
Legal Proceeding Fifteen [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Directorate of Consumer Protection Investigations of the Superintendency of Industry and Commerce
Description of the nature of litigation proceedings	Consumer Protection.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 133,082
Legal Proceeding Sixteen [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Autonomous Corporation of Cundinamarca
Description of the nature of litigation proceedings	Environmental law / Environmental protection.
Description of present status of the proceeding	Evidentiary stage.
Estimated accrued loss contingency	$ 33,721